Share capital and share-based payments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share capital and share-based payments
	December 31,		December 31,
	2017		2016
		Weighted		Weighted
		average		average
	Number	exercise	Number	exercise
	of options	price C$	of options	price C$

Outstanding, beginning of period	-	-	7,116	3.40
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	(7,116)	3.40
Outstanding, end of period	-	-	-	-

Exercisable, end of period	-	-	-	-

Schedule of changes in RSU's issued

	December 31,	December 31,
	2017	2016
Outstanding, beginning of period	1,771,877	874,788
Granted	1,126,254	1,278,753
Exercised	(739,471)	(327,053)
Forfeited	(842,346)	(54,611)
Outstanding, end of period	1,316,314	1,771,877